Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98.0%
Auto Components — 3.4%
1,350
Aptiv PLC(a) .....................
$ 120,244
5,770
Gentex Corp. .....................
161,387
281,631
Banks — 4.9%
2,631
Popular, Inc. .....................
202,403
2,656
SouthState Corp. ..................
204,910
407,313
Capital Markets — 3.1%
1,055
Morningstar, Inc. ..................
255,131
Chemicals — 3.3%
2,568
FMC Corp. ......................
274,802
Commercial Services & Supplies — 5.1%
3,456
Waste Connections, Inc. .............
428,406
Communications Equipment — 3.3%
1,786
F5, Inc.(a) .......................
273,329
Consumer Finance — 3.5%
18,305
SLM Corp. ......................
291,782
Containers & Packaging — 4.1%
4,925
Ball Corp. .......................
338,692
Entertainment — 1.9%
1,290
Take-Two Interactive Software, Inc.(a) ...
158,064
Equity Real Estate Investment Trusts (REITs)
— 3.6%
11,091
Healthcare Realty Trust, Inc. ..........
301,675
Health Care Equipment & Supplies — 6.1%
4,741
Hologic, Inc.(a) ...................
328,551
740
Teleflex, Inc. .....................
181,929
510,480
Health Care Providers & Services — 5.8%
3,418
Centene Corp.(a) ..................
289,197
3,499
Encompass Health Corp. .............
196,119
485,316
Household Durables — 3.1%

NVR, Inc.(a) .....................
120,124
6,680
Tempur Sealy International, Inc. .......
142,752
262,876
Independent Power and Renewable Electricity
Producers — 4.2%
4,707
NextEra Energy Partners L.P. .........
349,071
Insurance — 4.4%
1,346
Arthur J Gallagher & Co. ............
219,452
1,500
Globe Life, Inc. ...................
146,205
365,657
Shares Fair Value
COMMON STOCKS — (continued)
IT Services — 17.7%
2,721
Akamai Technologies, Inc.(a) .........
$ 248,509
3,202
Amdocs, Ltd. .....................
266,759
3,879
Fiserv, Inc.(a) .....................
345,115
5,284
Genpact, Ltd. .....................
223,830
2,665
Global Payments, Inc. ...............
294,855
13,235
Rackspace Technology, Inc.(a) .........
94,895
1,473,963
Machinery — 3.5%
8,876
Evoqua Water Technologies Corp.(a) ....
288,559
Media — 2.1%

Cable One, Inc. ...................
175,347
Oil, Gas & Consumable Fuels — 6.0%
4,552
Callon Petroleum Co.(a) .............
178,438
10,500
CNX Resources Corp.(a) ............
172,830

Pioneer Natural Resources Co. ........
148,125
499,393
Professional Services — 3.2%
3,303
TransUnion ......................
264,207
Real Estate Management & Development
— 1.3%

FirstService Corp. .................
109,201
Software — 2.5%
1,977
PTC, Inc.(a) ......................
210,234
Specialty Retail — 1.9%
1,712
CarMax, Inc.(a) ...................
154,902
Total Common Stocks
(Cost $6,718,728) ................ 8,160,031
MONEY MARKET FUND — 2.0%
164,718
Federated Treasury Obligations Fund,
Institutional Shares, 1.37%(b) .......
164,718
Total Money Market Fund
(Cost $164,718) ................. 164,718
Total Investments — 100.0%
(Cost $6,883,446) ............................. 8,324,749
Net Other Assets (Liabilities) — 0.0% ............... (815)
NET ASSETS — 100.0% .......................
$ 8,323,934
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital SMID Opportunities Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital SMID Opportunities Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital SMID Opportunities Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital SMID Opportunities Fund .............. $ 8,324,749(a) $ — $ — $ 8,324,749
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.